UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

         Investment Company Act file number    811-08266
                                           ---------------------------

                              The India Fund, Inc.
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 200 Park Avenue
                               New York, NY 10166
         -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Simpson Thacher & Bartlett LLP
                              425 Lexington Avenue
                               New York, NY 10017
         -------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4939
                                                           -------------

                   Date of fiscal year end: December 31, 2004
                                           ------------------

                  Date of reporting period: September 30, 2004
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


THE INDIA FUND, INC.

                                                  SEPTEMBER 30, 2004 (UNAUDITED)
SCHEDULE OF INVESTMENTS


INDIA (100% OF HOLDINGS)

NUMBER                                                            PERCENT OF
OF SHARES         SECURITY                                        HOLDINGS           COST               VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (100.00% of holdings)

                  CEMENT                                            1.27%
         633,324  Gujarat Ambuja Cements Ltd                                $     4,212,970   $     4,648,047
         337,424  Ultratech Cemco Ltd                                             1,842,898         1,948,624
                                                                            ---------------   ---------------
                                                                                  6,055,868         6,596,671
                                                                            ---------------   ---------------
                  COMPUTER HARDWARE                                 0.47%
         123,050  HCL Infosystems Ltd                                             1,578,011         1,658,500
         214,150  NIIT Technologies                                                 557,066           774,897
                                                                            ---------------   ---------------
                                                                                  2,135,077         2,433,397
                                                                            ---------------   ---------------
                  COMPUTER SOFTWARE & PROGRAMMING                  17.70%
         187,731  Geodesic Information Systems Ltd                                  756,841         1,848,334
       1,560,478  Infosys Technologies Ltd                                       15,832,700        57,507,007
         237,332  KPIT Cummins Infosystems Ltd                                    1,635,508         2,366,871
         143,502  Mphasis BFL Ltd                                                   644,316           928,863
         143,300  Pantni Computer Systems Ltd                                     1,016,589         1,036,589
       2,261,929  Satyam Computer Services Ltd                                    7,665,997        18,557,652
         771,650  Wipro Ltd                                                       8,055,046        10,007,965
                                                                            ---------------   ---------------
                                                                                 35,606,997        92,253,281
                                                                            ---------------   ---------------
                  COMPUTER TRAINING                                 0.16%
         248,100  NIIT Ltd                                                          819,788           840,843
                                                                            ---------------   ---------------
                                                                                    819,788           840,843
                                                                            ---------------   ---------------
                  CONSULTING SERVICES                               0.68%
         159,594  Tata Consultancy Services                                       3,106,121         3,563,456
                                                                            ---------------   ---------------
                                                                                  3,106,121         3,563,456
                                                                            ---------------   ---------------
                  CONSUMER NON-DURABLES                             6.40%
       4,335,601  Hindustan Lever Ltd                                            17,406,200        11,823,938
         871,045  ITC Ltd                                                        14,385,730        21,547,002
                                                                            ---------------   ---------------
                                                                                 31,791,930        33,370,940
                                                                            ---------------   ---------------
                  DIVERSIFIED INDUSTRIES                           13.92%
         569,632  Grasim Industries Ltd                                           4,923,337        14,212,937
         124,500  Nav Bharat Ferro Alloys Ltd                                       776,531           839,022
       5,103,793  Reliance Industries Ltd                                        31,140,733        57,495,338
                                                                            ---------------   ---------------
                                                                                 36,840,601        72,547,297
                                                                            ---------------   ---------------
                  ELECTRICITY                                       0.41%
         311,500  Tata Power Company Ltd                                          1,839,705         2,124,633
                                                                            ---------------   ---------------
                                                                                  1,839,705         2,124,633
                                                                            ---------------   ---------------

                                                            THE INDIA FUND, INC.

                                                  SEPTEMBER 30, 2004 (UNAUDITED)
SCHEDULE OF INVESTMENTS (CONTINUED)

NUMBER                                                            PERCENT OF
OF SHARES         SECURITY                                        HOLDINGS           COST               VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)

                  ELECTRONICS & ELECTRICAL EQUIPMENT                4.67%
         206,800  Bharat Electronics Ltd                                    $     1,333,706   $     2,432,597
       1,388,018  Bharat Heavy Electricals Ltd                                    4,531,121        17,318,542
         614,892  Jyoti Structures Ltd                                              878,824         1,382,839
          94,849  Siemens India Ltd                                               1,061,014         2,325,863
          70,500  Sterlite Industries (India) Ltd                                   963,093           900,867
                                                                            ---------------   ---------------
                                                                                  8,767,758        24,360,708
                                                                            ---------------   ---------------
                  ENGINEERING                                       4.62%
         284,513  ABB Ltd                                                         2,794,904         4,644,984
         201,529  Gammon India Ltd                                                2,015,678         2,212,438
          98,700  Hindustan Construction CO                                         421,167           432,349
         981,502  Jaiprakash Associates Ltd.                                      2,230,050         3,228,288
         450,436  Larsen & Toubro Ltd                                             4,328,678         8,367,828
         565,358  Thermax India Ltd                                               1,934,139         5,203,137
                                                                            ---------------   ---------------
                                                                                 13,724,616        24,089,024
                                                                            ---------------   ---------------
                  EXTRACTIVE INDUSTRIES                             5.88%
         455,805  Hindalco Industries Ltd                                         7,678,983        13,355,086
       1,063,291  Oil and Natural Gas Corporation Ltd                            15,480,312        17,302,750
                                                                            ---------------   ---------------
                                                                                 23,159,295        30,657,836
                                                                            ---------------   ---------------
                  FERTILIZERS                                       0.14%
         331,560  Indo Gulf Fertilisers Ltd                                         224,574           736,640
                                                                            ---------------   ---------------
                                                                                    224,574           736,640
                                                                            ---------------   ---------------
                  FINANCE                                          14.96%
       9,653,000  Centurion Bank Ltd                                                849,715         1,741,737
         667,985  Corporation Bank                                                3,067,368         4,065,996
       1,790,708  HDFC Bank Ltd                                                   8,982,164        15,682,320
       1,635,240  Housing Development Finance Corporation Ltd                    12,319,009        21,702,479
       1,839,279  ICICI Bank Ltd                                                  5,090,329        11,437,516
         258,946  Jammu and Kashmir Bank Ltd                                      1,569,760         1,486,688
         189,782  Kotak Mahindra Bank Ltd                                           836,775           752,114
         291,196  Oriental Bank of Commerce                                       1,320,239         1,528,779
       1,759,133  State Bank of India                                             7,688,997        17,904,915
          45,550  State Bank of India GDR                                           525,435         1,131,917
         521,650  Vijaya Bank                                                       677,937           521,650
                                                                            ---------------   ---------------
                                                                                 42,927,728        77,956,111
                                                                            ---------------   ---------------
                  FOOD                                              0.16%
       1,294,500  Sakthi Sugars Ltd                                               1,321,790           840,018
                                                                            ---------------   ---------------
                                                                                  1,321,790           840,018
                                                                            ---------------   ---------------
                  HOTELS & LEISURE                                  0.29%
         950,157  Hotel Leelaventure Ltd                                            872,528         1,489,268
                                                                            ---------------   ---------------
                                                                                    872,528         1,489,268
                                                                            ---------------   ---------------

                                                            THE INDIA FUND, INC.

                                                  SEPTEMBER 30, 2004 (UNAUDITED)
SCHEDULE OF INVESTMENTS (CONTINUED)

NUMBER                                                            PERCENT OF
OF SHARES         SECURITY                                        HOLDINGS           COST               VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)

                  HOUSEHOLD APPLIANCES                              0.35%
         558,151  Voltas Ltd                                                $     1,485,736   $     1,848,572
                                                                            ---------------   ---------------
                                                                                  1,485,736         1,848,572
                                                                            ---------------   ---------------
                  MEDIA                                             0.57%
         523,600  Balaji Telefilms Ltd                                            1,168,345         1,087,608
         749,500  Pritish Nandy Communications Ltd                                1,870,991         1,238,304
         250,000  Vans Information Ltd                                              573,394            11,957
         185,400  Zee Telefilms Ltd                                                 590,876           612,828
                                                                            ---------------   ---------------
                                                                                  4,203,606         2,950,697
                                                                            ---------------   ---------------
                  PETROLEUM RELATED                                 5.50%
          98,103  Bharat Petroleum Corporation Ltd                                  663,945           754,967
       1,028,000  Bongaigaon Refinery & Petrochemicals Ltd                        1,471,364         1,682,791
          21,151  Finolex Industries Ltd                                             29,555            30,370
         938,278  Hindustan Petroleum Corporation Ltd                             4,805,757         6,450,661
       1,446,890  Indian Oil Corporation Ltd                                      6,541,945        13,797,355
         760,600  Indian Petrochemicals Corporation Ltd                           3,068,660         3,425,180
          80,800  Niko Resources Ltd ADR                                          1,314,053         2,545,523
                                                                            ---------------   ---------------
                                                                                 17,895,279        28,686,847
                                                                            ---------------   ---------------
                  PHARMACEUTICALS                                   7.33%
         147,142  Biocon Ltd                                                      1,562,716         1,744,113
         118,719  Dishman Pharmaceuticals Ltd.                                    1,270,102         1,351,719
         189,908  Dr. Reddy's Laboratories Ltd                                    2,934,590         3,042,037
         106,435  Glaxosmithkline Pharmaceuticals Ltd                               670,717         1,559,041
         180,927  Lupin Ltd                                                       2,574,919         2,872,609
         209,188  Matrix Laboratories                                             3,762,057         7,393,432
         517,113  Ranbaxy Laboratories Ltd                                        9,694,608        12,260,637
         506,900  Sun Pharmaceutical Industries Ltd                               1,681,153         4,738,413
         415,800  Wockhardt Ltd                                                   1,850,926         3,210,699
                                                                            ---------------   ---------------
                                                                                 26,001,788        38,172,700
                                                                            ---------------   ---------------
                  RETAIL STORES                                     0.30%
         397,400  SB&T International Ltd                                            606,887           615,538
         132,757  Trent Ltd                                                         467,324           949,501
                                                                            ---------------   ---------------
                                                                                  1,074,211         1,565,039
                                                                            ---------------   ---------------
                  SHIPPING                                          0.18%
         100,200  Dredging Corporation of India                                     945,614           923,583
                                                                            ---------------   ---------------
                                                                                    945,614           923,583
                                                                            ---------------   ---------------
                  STEEL                                             1.94%
         939,440  Kalyani Steels Ltd                                              1,256,297         1,310,111
         154,700  Maharashtra Seamless                                              761,283           742,728
       1,281,191  Tata Iron and Steel Company Ltd                                 3,578,228         8,047,829
                                                                            ---------------   ---------------
                                                                                  5,595,808        10,100,668
                                                                            ---------------   ---------------
                  TELECOMMUNICATIONS                                4.29%
       6,160,315  Bharti Tele-Ventures Ltd                                       15,206,512        19,565,696

                                                            THE INDIA FUND, INC.

                                                  SEPTEMBER 30, 2004 (UNAUDITED)
SCHEDULE OF INVESTMENTS (CONTINUED)

NUMBER                                                            PERCENT OF
OF SHARES         SECURITY                                        HOLDINGS           COST               VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)

                  TELECOMMUNICATIONS (CONTINUED)
         902,354  Mahanagar Telephone Nigam Ltd                             $     2,462,430   $     2,770,815
                                                                            ---------------   ---------------
                                                                                 17,668,942        22,336,511
                                                                            ---------------   ---------------
                  TELECOMMUNICATIONS EQUIPMENT                      0.00%
               1  Shyam Telecom Ltd                                                      14                 1
                                                                            ---------------   ---------------
                                                                                         14                 1
                                                                            ---------------   ---------------
                  TEXTILES-COTTON                                   0.74%
         410,585  Mahavir Spinning Mills Ltd                                      1,659,898         1,882,889
         171,326  Sintex Industries Ltd                                             501,563           782,140
         549,567  Welspun India Ltd                                               1,221,821         1,170,817
                                                                            ---------------   ---------------
                                                                                  3,383,282         3,835,846
                                                                            ---------------   ---------------
                  TRANSPORTATION                                    1.52%
         498,051  Container Corporation of India Ltd                              2,780,155         7,914,680
                                                                            ---------------   ---------------
                                                                                  2,780,155         7,914,680
                                                                            ---------------   ---------------
                  VEHICLE COMPONENTS                                0.83%
         286,100  Amtek Auto Ltd                                                  3,113,580         3,839,960
         255,870  Omax Autos Ltd                                                    390,152           478,087
                                                                            ---------------   ---------------
                                                                                  3,503,732         4,318,047
                                                                            ---------------   ---------------
                  VEHICLES                                          4.72%
       5,630,689  Ashok Leyland                                                   1,153,273         2,288,997
         798,887  Hero Honda Motors Ltd                                           4,859,151         7,778,728
         555,435  Mahindra & Mahindra Ltd                                         5,544,461         5,169,168
          57,000  Tata Motors Limited (ADR)                                         501,600           511,290
          55,200  Tata Motors Limited (GDR)                                         499,560           489,900
         954,325  Tata Motors Ltd                                                 6,906,305         8,367,978
                                                                            ---------------   ---------------
                                                                                 19,464,350        24,606,061
                                                                            ---------------   ---------------
                  TOTAL COMMON STOCKS                                           313,196,893       521,119,375
                                                                            ---------------   ---------------

PREFERRED STOCK (0.00% of holdings)

                  ENGINEERING                                       0.00%
       1,248,400  Thermax India Ltd Preference Shares                                     0            25,104
                                                                            ---------------   ---------------
                                                                                          0            25,104
                                                                            ---------------   ---------------
                  TOTAL PREFERRED STOCK                                                   0            25,104
                                                                            ---------------   ---------------

                  TOTAL INDIA                                                   313,196,893       521,144,479
                                                                            ---------------   ---------------
                  TOTAL INVESTMENTS                               100.00%   $   313,196,893   $   521,144,479
                                                                            ===============   ===============

-----------------
FOOTNOTES AND ABBREVIATIONS
                  ADR - American Depository Receipts
                  GDR - Global Depository Receipts


                                       4


                                                            THE INDIA FUND, INC.

                                                  SEPTEMBER 30, 2004 (UNAUDITED)
SCHEDULE OF INVESTMENTS (CONTINUED)




 -----------------
                  Non income producing.
                * At fair value as determined under the supervision of the Board of Directors.

                                       5


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     The India Fund, Inc.
            ------------------------------------------------------------------


By (Signature and Title)*  /s/ Bryan McKigney
                         -----------------------------------------------------
                           Bryan McKigney, Director, President & Chairman (principal executive officer)

Date             November 14, 2004
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bryan McKigney
                         -----------------------------------------------------
                           Bryan McKigney, Director, President & Chairman (principal executive officer)

Date              November 14, 2004
    --------------------------------------------------------------------------


By (Signature and Title)*  /s/ Alan Kaye
                         -----------------------------------------------------
                           Alan Kaye, Treasurer
                           (principal financial officer)

Date              November 14, 2004
    --------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.